Quarterly Financial Information - Summary Of Quarterly Financial Information (Detail) - USD ($)	1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended			7 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021		Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Mar. 31, 2021	Aug. 07, 2020	Mar. 31, 2020	Dec. 31, 2017
Unaudited Condensed Balance Sheet
Total assets		$ 23,186,310,000	[1]				$ 23,186,310,000	[1]		$ 25,356,334,000	[1],[2]	$ 25,356,334,000	[1],[2]	$ 31,147,814,000	[2]
Liabilities and Equity [Abstract]
Total current liabilities		2,336,769,000					2,336,769,000			2,189,267,000		2,189,267,000		3,087,532,000
Total liabilities		24,474,225,000	[1]				24,474,225,000	[1]		24,981,917,000	[1],[2]	24,981,917,000	[1],[2]	28,016,842,000	[2]
Stockholders' Equity:
Common stock value
Additional paid-in capital		2,775,762,000					2,775,762,000			2,188,319,000		2,188,319,000		1,879,838,000
Accumulated deficit		(12,624,690,000)					(12,624,690,000)			(9,703,490,000)		(9,703,490,000)		(6,574,322,000)
Total stockholders' equity	$ (5,692,452,000)	(9,958,998,000)			$ (5,692,452,000)		(9,958,998,000)		$ (5,692,452,000)	(7,671,923,000)		(7,671,923,000)		(4,374,712,000)		$ (2,458,576,000)	$ (9,145,690,000)		$ (4,782,049,000)	$ (1,302,451,000)
Total Liabilities and Stockholders' Equity		23,186,310,000					23,186,310,000			25,356,334,000		25,356,334,000		31,147,814,000
Unaudited Condensed Statement of Operations
Loss from operations		(849,995,000)			(1,027,538,000)		(2,355,793,000)		(2,039,536,000)			(4,346,763,000)		(3,919,498,000)		(1,690,999,000)
Loss before income tax expense		(918,494,000)			(1,103,343,000)		(2,977,423,000)		(1,649,962,000)			(3,814,351,000)		(3,729,250,000)		(1,928,269,000)
Income tax expense		4,015,000		$ 7,100,000	7,095,000		7,282,000		16,115,000			19,506,000		45,637,000		(850,000)
Net loss		$ (888,845,000)			$ (863,829,000)		$ (2,921,200,000)		$ (1,047,698,000)			$ (3,129,358,000)		$ (3,264,738,000)		$ (1,610,792,000)
Weighted average Class A common stock outstanding, basic and diluted		175,941,649			170,754,546		173,751,116		170,691,538			170,275,761		168,436,109		163,148,918
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities							$ (1,158,957,000)		$ (168,552,000)			$ (857,008,000)		$ (448,244,000)		$ (176,729,000)
Net cash used in investing activities							(186,628,000)		(7,072,000)			(444,087,000)		(4,775,520,000)		(2,475,798,000)
Net cash provided by financing activities							1,349,710,000		(1,155,128,000)			(46,814,000)		5,257,271,000		2,658,469,000
Net decrease in cash							1,332,000		$ (1,353,362,000)			(1,346,535,000)		36,746,000		$ (7,177,000)
BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets		$ 483,900,536					483,900,536			484,520,512		484,520,512
Liabilities and Equity [Abstract]
Total current liabilities		3,721,615					3,721,615			211,262		211,262
Deferred underwriting commissions		16,905,000					16,905,000			16,905,000		16,905,000
Warrant liabilities		25,962,932					25,962,932			13,292,400		13,292,400
Total liabilities		46,589,547					46,589,547			30,408,662		30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption		432,310,980					432,310,980			449,111,840		449,111,840
Stockholders' Equity:
Additional paid-in capital		26,609,471					26,609,471			9,808,779		9,808,779
Accumulated deficit		(21,611,177)					(21,611,177)			(4,810,316)		(4,810,316)
Total stockholders' equity		5,000,009					5,000,009			5,000,010		5,000,010
Total Liabilities and Stockholders' Equity		483,900,536					483,900,536			484,520,512		484,520,512
Unaudited Condensed Statement of Operations
Loss from operations										4,900,000
Change in fair value of warrant liabilities	0	9,327,999					12,670,532			4,664,000
Offering costs associated with private placement warrants										9,344
Net gain from investments held in Trust Account	0	12,297					59,364			227,051
Loss before income tax expense										(4,788,306)
Income tax expense										(22,010)
Net loss	(23,465)	(11,183,715)					(16,800,861)			(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities							(629,426)			(599,792)
Net cash used in investing activities							214,711			(483,000,000)
Net cash provided by financing activities										484,520,841
Net decrease in cash							(414,715)			921,049
Common Class A [Member]
Stockholders' Equity:
Common stock value		177,000					177,000			42,000		42,000		41,000
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value		$ 507					$ 507			339		339
Unaudited Condensed Statement of Operations
Loss from operations										$ 4,800,000
Weighted average Class A common stock outstanding, basic and diluted	0	48,300,000					48,300,000			48,042,857
Basic and diluted net income per Class A common stock	$ 0	$ 0					$ 0			$ 0.00
Common Class B [Member]
Stockholders' Equity:
Common stock value										$ 129,000		129,000		$ 129,000
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value		$ 1,208					$ 1,208			1,208		1,208
Unaudited Condensed Statement of Operations
Loss from operations										$ 83,000
Weighted average Class A common stock outstanding, basic and diluted	10,500,000	12,075,000					12,075,000			11,509,432
Basic and diluted net income per Class A common stock	$ 0.00	$ (0.93)					$ (1.39)			$ (0.43)
As Previously Reported | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets				484,512,579		$ 484,512,579				$ 484,520,512		484,520,512						$ 422,012,234
Liabilities and Equity [Abstract]
Total current liabilities				150,841		150,841				211,262		211,262						592,438
Deferred underwriting commissions				16,905,000		16,905,000				16,905,000		16,905,000						14,700,000
Total liabilities				17,055,841		17,055,841				17,116,262		17,116,262						15,292,438
Class A common stock, $0.0001 par value; shares subject to possible redemption				462,456,730		462,456,730				462,404,240		462,404,240						401,719,790
Stockholders' Equity:
Additional paid-in capital				5,083,079		5,083,079				5,135,568		5,135,568						5,050,490
Accumulated deficit				(84,484)		(84,484)				(136,972)		(136,972)						(51,875)
Total stockholders' equity				5,000,008		5,000,008				5,000,010		5,000,010						5,000,006
Total Liabilities and Stockholders' Equity				484,512,579		484,512,579				484,520,512		484,520,512						422,012,234
Unaudited Condensed Statement of Operations
Loss from operations				(142,226)		(165,691)				(342,013)
Net gain from investments held in Trust Account				83,554		83,554				227,051
Loss before income tax expense				(58,672)		(82,137)				(114,962)
Income tax expense				2,347		2,347				22,010
Net loss				(61,019)		(84,484)				(136,972)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities						(548,409)				(599,792)
Net cash used in investing activities						(483,000,000)				(483,000,000)
Net cash provided by financing activities						484,520,841				484,520,841
Net decrease in cash						972,432				921,049
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 205		$ 205				$ 206		206						183
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted				47,612,727		47,612,727				48,042,857
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 1,208		$ 1,208				$ 1,208		1,208						1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted				12,075,000		12,075,000				11,509,432
Basic and diluted net income per Class A common stock				$ (0.01)		$ (0.01)				$ (0.02)
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Liabilities and Equity [Abstract]
Warrant liabilities				$ 9,872,133		$ 9,872,133				$ 13,292,400		13,292,400						7,696,000
Total liabilities				9,872,133		9,872,133				13,292,400		13,292,400						7,696,000
Class A common stock, $0.0001 par value; shares subject to possible redemption				(9,872,130)		(9,872,130)				(13,292,400)		(13,292,400)						(7,696,000)
Stockholders' Equity:
Additional paid-in capital				1,252,975		1,252,975				4,673,211		4,673,211						8,257
Accumulated deficit				(1,253,077)		(1,253,077)				(4,673,344)		(4,673,344)						(8,334)
Total stockholders' equity				(3)		(3)
Unaudited Condensed Statement of Operations
Change in fair value of warrant liabilities				(1,243,733)		(1,243,733)				(4,664,000)
Offering costs associated with private placement warrants				(9,344)		(9,344)				(9,344)
Loss before income tax expense				(1,253,077)		(1,253,077)				(4,673,344)
Net loss				(1,253,077)		(1,253,077)				(4,673,344)
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 99		$ 99				133		133						77
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Statement of Operations
Basic and diluted net income per Class A common stock				$ (0.10)		$ (0.10)
As Restated | BOWX ACQUISITION CORP [Member]
Unaudited Condensed Balance Sheet
Total assets				$ 484,512,579		$ 484,512,579				484,520,512		484,520,512						422,012,234
Liabilities and Equity [Abstract]
Total current liabilities				150,841		150,841				211,262		211,262						592,438
Deferred underwriting commissions				16,905,000		16,905,000				16,905,000		16,905,000						14,700,000
Warrant liabilities				9,872,133		9,872,133				13,292,400		13,292,400						7,696,000
Total liabilities				26,927,974		26,927,974				30,408,662		30,408,662						22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption				452,584,600		452,584,600				449,111,840		449,111,840						394,023,790
Stockholders' Equity:
Common stock value																		1,208
Additional paid-in capital				6,336,054		6,336,054				9,808,779		9,808,779						5,058,747
Accumulated deficit				(1,337,561)		(1,337,561)				(4,810,316)		(4,810,316)						(60,209)
Total stockholders' equity				5,000,005		5,000,005				5,000,010		5,000,010						5,000,006
Total Liabilities and Stockholders' Equity				484,512,579		484,512,579				484,520,512		484,520,512						422,012,234
Unaudited Condensed Statement of Operations
Loss from operations				(142,226)		(165,691)				(342,013)
Change in fair value of warrant liabilities				(1,243,733)		(1,243,733)				(4,664,000)
Offering costs associated with private placement warrants				(9,344)		(9,344)				(9,344)
Net gain from investments held in Trust Account				83,554		83,554				227,051
Loss before income tax expense				(1,311,749)		(1,335,214)				(4,788,306)
Income tax expense				2,347		2,347				22,010
Net loss				(1,314,096)		(1,337,561)				(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities						(548,409)				(599,792)
Net cash used in investing activities						(483,000,000)				(483,000,000)
Net cash provided by financing activities						484,520,841				484,520,841
Net decrease in cash						972,432				921,049
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 304		$ 304				$ 339		339						$ 260
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted				47,612,727		47,612,727				48,042,857
Basic and diluted net income per Class A common stock										$ 0.00
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' Equity:
Common stock value				$ 1,208		$ 1,208				$ 1,208		$ 1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted				12,075,000		12,075,000				11,509,432
Basic and diluted net income per Class A common stock				$ (0.11)		$ (0.11)				$ (0.43)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of June 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $1.9 billion and $2.1 billion respectively, including $102.6 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.6 billion and $1.7 billion as of June 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.6 million and $14.6 million as of June 30, 2021 and December 31, 2020, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.